Consolidated Statement of Shareholders' Equity (Deficiency) $ in Thousands	Common shares USD ($) shares	Common shares TruHC Pharma GmbH [Member] EUR (€) shares	Additional paid-in capital USD ($)	Accumulated other comprehensive (loss) income USD ($)	Accumulated deficit USD ($)	Accumulated deficit TruHC Pharma GmbH [Member] EUR (€)	Non-controlling interests in subsidiaries (deficiency) USD ($)	USD ($) shares	TruHC Pharma GmbH [Member] EUR (€)
Balance, shares at Dec. 31, 2021 | shares	3,276
Balance, amount at Dec. 31, 2021	$ 0		$ 116,810	$ (1,108)	$ (38,536)		$ (225)	$ 76,941
December unit offering, shares | shares	625
December unit offering, amount			5,000					5,000
December unit offering issuance costs			(415)					$ (415)
Share repurchase, shares | shares	(18)							(18,411)
Share repurchase, amount			(255)					$ (255)
Common shares issued for business combinations, shares | shares	2,651
Common shares issued for business combinations, amount			24,492					24,492
Equity issued for other agreements, shares | shares	40
Equity issued for other agreements, amount			1,554					1,554
Acquisition of noncontrolling interest, shares | shares	6
Acquisition of noncontrolling interest, amount			283		(365)		28	(54)
Options issued			4,003					4,003
Options exercised shares | shares	27
Options exercised, amount			82					82
Options forfeited			(1,580)		451			(1,129)
Restricted stock vesting, shares | shares	146
Restricted stock vesting, amount			446					446
Warrants exercised, shares | shares	23
Warrants exercised, amount			105					105
Warrants expired/cancelled								0
Share issuance costs			(105)					(105)
Other comprehensive loss - exchange differences on foreign operations (net of income taxes of $nil)				(1,624)				(1,624)
Foreign currency translation, tax amount								0
Net loss					(52,415)		(214)	(52,629)
Balance, shares at Dec. 31, 2022 | shares	6,776	25,000
Balance, amount at Dec. 31, 2022	$ 0	€ 12,500	150,420	(2,732)	(90,865)	€ (216,882)	(411)	56,412	€ (204,382)
Balance, shares at Feb. 17, 2022 | shares		25,000
Balance, amount at Feb. 17, 2022 | €		€ 12,500				0			12,500
Net loss | €						(216,882)			(216,882)
Balance, shares at Dec. 31, 2022 | shares	6,776	25,000
Balance, amount at Dec. 31, 2022	$ 0	€ 12,500	150,420	(2,732)	(90,865)	(216,882)	(411)	56,412	(204,382)
Equity issued for other agreements, shares | shares	16
Equity issued for other agreements, amount			95					95
Options vested			119					119
Options forfeited			(765)		765
Restricted units granted, shares | shares	52
Restricted units granted, amount			534					534
Other comprehensive loss -exchange differences (net of income taxes of $nil)				357				357
Foreign currency translation, tax amount								0
Net loss					(3,876)	(59,893)	(29)	(3,905)	(59,893)
Balance, shares at Mar. 31, 2023 | shares	6,844	25,000
Balance, amount at Mar. 31, 2023	$ 0	€ 12,500	150,403	(2,375)	(93,976)	(276,775)	(440)	53,612	(264,275)
Balance, shares at Dec. 31, 2022 | shares	6,776	25,000
Balance, amount at Dec. 31, 2022	$ 0	€ 12,500	150,420	(2,732)	(90,865)	(216,882)	(411)	56,412	(204,382)
September unit offering shares | shares	1,369
September unit offering, amount			2,738					2,738
September unit offering issuance costs			(254)					(254)
Equity issued for other agreements, shares | shares	126
Equity issued for other agreements, amount			590					590
Options issued			226					226
Options forfeited			(5,627)		5,352			(275)
Restricted units granted, shares | shares	838
Restricted units granted, amount			1,989					1,989
Restricted stock cancelled, shares | shares	(174)
Restricted stock cancelled, amount			(844)					(844)
Share issuance costs			(145)					(145)
Derecognition of equity related to Colombia assets				1,310			(278)	1,032
Other comprehensive loss - exchange differences on foreign operations (net of income taxes of $nil)				1,282				1,282
Foreign currency translation, tax amount								0
Net loss					(57,036)	(371,787)	689	(56,347)	(371,787)
Balance, shares at Dec. 31, 2023 | shares	8,935	25,000
Balance, amount at Dec. 31, 2023	$ 0	€ 12,500	149,093	(140)	(142,549)	(588,669)	0	6,404	(576,169)
Equity issued for other agreements, shares | shares	50
Equity issued for other agreements, amount			55					55
Options vested			5					5
Options forfeited			(303)		303
Restricted stock vested			14					14
Restricted stock cancelled, shares | shares	(4)
Restricted stock cancelled, amount			(9)					(9)
Share issuance costs			16					(16)
Other comprehensive loss -exchange differences (net of income taxes of $nil)				27				27
Foreign currency translation, tax amount								0
Contribution,Amount | €		€ 12,500							12,500
Net loss					(3,374)	(105,572)		(3,374)	(105,572)
Balance, shares at Mar. 31, 2024 | shares	8,981	25,000
Balance, amount at Mar. 31, 2024	$ 0	€ 25,000	$ 148,871	$ (113)	$ (145,620)	€ (694,241)	$ 0	$ 3,138	€ (669,241)